Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (54,851,839)	$ (1,461,950)	$ (1,820,528)	$ (2,660,566)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	51,348,000			138,948
Stock option, stock warrants and restricted stock expense	1,505,115			2,408
Foreign currency transaction gain	88,184	15,228	(22,080)	(5,885)
Depreciation expense		297	297	1,665
Allowance on refundable advance deposit			120,958
Amortization of debt discounts	193,283	246,612	294,005	202,952
Amortization of right-of-use assets	14,952	15,595	21,359	21,266
Change in fair value of derivative liabilities	(113,487)	(372,371)	(316,537)	530,330
Derivative expense	95,012	123,379	141,012
Gain on extinguishment of debt, net	840,032	(27,318)	(54,565)	(25,969)
Gain from settlement of accounts payable				(17,499)
Non-cash interest expense	5,519	2,236	3,832	1,838
Accretion of put premium		261,538	279,711	232,674
Changes in Assets and Liabilities:
GST receivable	(880)	(2,462)	(71)	(610)
Prepaid expenses - current portion	1,312	4,620
Prepaid expenses and other assets			4,746	2,182
Refundable advance deposit			(120,958)
Deferred offering costs	(65,000)		(25,000)
Accounts payable	118,706	242,466	242,408	80,975
Employee benefit liability	27,917	35,772	49,196	186,912
Accrued expenses and other payables	342,223	198,995	209,962	130,511
Accrued interest	89,179	57,823	78,733	92,474
Operating lease liability	(16,210)	(15,612)	(21,598)	(19,857)
NET CASH USED IN OPERATING ACTIVITIES	(377,982)	(675,152)	(935,118)	(1,105,251)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes, net of original issue discounts and issue costs	150,000	516,875	567,050	590,250
Repayment of convertible note	(8,000)	(142,909)	(142,909)
Repayment of notes	(98,400)
Proceeds from the sale of common stock		11,082	23,057	24,711
Proceeds from loans payable			79,811
Proceeds from note payable	145,000	120,000	190,000
Proceeds from loans payable - related party	294,400	185,872	224,885
Collection of subscription receivable				23,758
Proceeds from the exercise of warrants				475,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	483,000	690,920	941,894	1,113,719
Effect of exchange rate changes on cash	(75,343)	(19,593)	4,262	(2,488)
NET INCREASE IN CASH	29,675	(3,825)	11,038	5,980
CASH AT BEGINNING OF YEAR	21,085	10,047	10,047	4,067
CASH AT END OF YEAR	50,760	6,222	21,085	10,047
Supplemental Disclosure of Cash Flow Information
Interest	21,625	7,559	9,491	2,883
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Reduction of put premium related to conversions of convertible notes	10,229	166,535	246,254	411,111
Conversion of convertible notes and accrued interest to common stock	79,686	370,635	560,483	1,016,285
Settlement of accounts payable for shares of common stock	129,354
Settlement of loans to former director for shares of common stock	74,395
Settlement of loans payable including accrued interest for shares of common stock	86,248
Debt discounts related to derivative liability	150,000	125,000	150,000	93,668
Relative fair value of warrant granted in connection with a loan payable - related party		141,084	141,084
Issuance of common stock for prepaid services (net of amortized portion)	22,375,995
Warrant grant for settlement of accounts payable				37,500
Warrants issued for accrued services				5,551
Deemed dividend upon alternate cashless exercise of warrants		$ 192,960	$ 192,960	$ 466,273